Financial instruments - classification - Reclassification of mortgages from amortised cost to fair value through profit or loss (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
MFVTPL
Reclassification of mortgages from amortised cost to fair value through profit or loss
Financial assets	£ 145,800	£ 165,600
Financial assets that have been reclassified from amortised cost to fair value at profit or loss
Reclassification of mortgages from amortised cost to fair value through profit or loss
Change in value	(274)
Financial assets that have been reclassified from amortised cost to fair value at profit or loss | Amortised cost
Reclassification of mortgages from amortised cost to fair value through profit or loss
Amounts reclassified on balance sheet	11,263
Financial assets that have been reclassified from amortised cost to fair value at profit or loss | MFVTPL
Reclassification of mortgages from amortised cost to fair value through profit or loss
Amounts reclassified on balance sheet	10,989
Loans to customers - amortised cost
Reclassification of mortgages from amortised cost to fair value through profit or loss
Change in value	19
Loans to customers - amortised cost | Amortised cost
Reclassification of mortgages from amortised cost to fair value through profit or loss
Amounts reclassified on balance sheet	587
Loans to customers - amortised cost | MFVTPL
Reclassification of mortgages from amortised cost to fair value through profit or loss
Amounts reclassified on balance sheet	606
Assets of disposal groups
Reclassification of mortgages from amortised cost to fair value through profit or loss
Change in value	(293)
Assets of disposal groups | Amortised cost
Reclassification of mortgages from amortised cost to fair value through profit or loss
Amounts reclassified on balance sheet	10,676
Assets of disposal groups | MFVTPL
Reclassification of mortgages from amortised cost to fair value through profit or loss
Amounts reclassified on balance sheet	£ 10,383